As filed with the Securities and Exchange Commission on May 10, 2018

Registration No. 33-87874

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 40	☒
AND/OR
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 45

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

320 Park Avenue New York, New York 10022

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 224-1893

James J. Roth

Chairman, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Copy to:

Scott H. Rothstein

Executive Vice President, Deputy General Counsel and Corporate Secretary

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, New York 10022-6839

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on May 1, 2018 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on May 1, 2018 pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on May 1, 2018 pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of May, 2018.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
(REGISTRANT)

By:	/s/ James J. Roth
Title:	Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on May 10, 2018.

Signatures	Title

/s/ James J. Roth	Director; Chairman, President and Chief Executive Officer
James J. Roth	(Principal Executive Officer)

/s/ Chris W. Festog	Senior Executive Vice President, Chief Financial Officer and Treasurer
Chris W. Festog	(Principal Executive Officer)

*	Director
Carolyn N. Dolan

*	Director
Stanley E. Grayson

*	Director
LaSalle D. Leffall, III

*	Director
John W. Sibal

*	Director
Margaret M. Smyth

*	Director
Patrick J. Waide, Jr.

*	Director
William E. Whiston

* By: /s/ Scott H. Rothstein
Scott H. Rothstein
Attorney-in-Fact

C-8

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase